Employee benefits	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Employee benefits

29.Employee benefits

	31 December	31 December
	2024	2023
Retirement pay liability provision	2,402,432	2,432,042
Unused vacation provision	629,646	531,080
	3,032,078	2,963,122

Provision for defined benefit plans

Movements in provision for retirement pay liability are as follows:

	2024	2023
Balance at 1 January	2,432,042	3,784,363
Service cost	493,885	511,033
Past service cost	-	3,354
Remeasurements	176,940	216,218
Interest expense	532,145	235,215
Benefit payments	(408,583)	(814,327)
Inflation adjustment	(823,997)	(1,503,814)
Balance at 31 December	2,402,432	2,432,042

The sensitivity of provision for retirement pay liability to changes in the significant actuarial assumptions is:

31 December 2024	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.2)%	17.2%	6.6%	(22.7)%
Impact on provision for defined benefit plans	(341,145)	412,978	158,561	(545,352)

31 December 2023	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.1)%	17.0%	17.2%	(14.4)%
Impact on provision for defined benefit plans	(342,918)	413,204	419,284	(350,214)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

29.Employee benefits (continued)

Defined contribution plans

Obligations for contribution to defined contribution plans are recognized as an expense in the consolidated statement of profit or loss as incurred. The Group is obliged to contribute a certain percentage of personnel wages to pension plans. The Group incurred TL 95,366 and TL 109,007 in relation to the defined contribution retirement plan for the years ended 31 December 2024 and 2023 respectively.

Share based payments

The Group has a share performance-based payment plan (cash settled incentive plan) in order to build a common interest with its shareholders, support sustainable success, and ensure loyalty of key employees. The KPIs of the plan are; the total shareholder return in excess of weighted average cost of capital (WACC), and ranking of total shareholder return in comparison with BIST-30 and peer group. Bonus amount is determined according to these evaluations, and it is distributed over a three-year payment plan.

As of 31 December 2024, the Group recognized expenses of TL 1,388,603 regarding this plan (31 December 2023: TL 290,398)